Statutory Reserves (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Statutory Reserves [Line Items]
Percentage of income tax rate	10.00%
Percentage of reserve capital	50.00%
Statutory reserve		¥ 6,647,109